Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	BIOCUREX INC
Entity Central Index Key	0001092562
Document Type	POS AM
Document Period End Date	Dec 31, 2011
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash	$ 189,148	$ 1,770,194
Prepaid expenses and other	19,371	4,623
Total Current Assets	208,519	1,774,817
Debt Issue Costs (Notes 4 and 6)	28,084	48,851
Patents (Note 3)	438,540	498,500
Equipment (Note 2)	9,467	0
Total Assets	684,610	2,322,168
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable	86,027	90,022
Derivative liability (Note 12)	15,862	145,159
Accrued liabilities	361,281	359,322
Loans payable (Note 4 (b)	33,884	32,550
Due to related parties (Note 5)	647,364	434,718
Convertible notes payable (Note 6 (a)) to related party	33,885	33,885
Convertible secured debt (Note 6 (b))	477,640	0
Total	1,655,944	1,095,656
Loans payable (Note 4 (a))	103,929	81,301
Convertible debt (Note 6 (b) and (c))	78,500	437,735
Total	1,838,372	1,614,692
Stockholders' Equity (Deficit)
Common stock Authorized: 450,000,000 shares, par value $0.001 Issued and outstanding: 180,423,597 and 179,025,264 (December 31, 2011 - 179,025,264 and 168,188,974), respectively	179,025	168,189
Additional paid-in capital	25,173,736	24,474,411
Accumulated deficit	(114,175)	(114,175)
Deficit accumulated during the development stage	(26,392,348)	(23,820,949)
Stockholders' Equity (Deficit)	(1,153,762)	707,476
Total Liabilities and Stockholders' Equity (Deficit)	$ 684,610	$ 2,322,168

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Stockholders Equity
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	450,000,000	450,000,000
Common stock, shares issued	179,025,264	180,423,597
Common stock, shares outstanding	168,188,974	179,025,264

Consolidated Statements of Operations (USD $)	12 Months Ended		132 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Consolidated Statements Of Operations
Revenue	$ 6,898	$ 0	$ 1,471,354
Operating Expenses
Amortization of patents (Note 3)	108,687	103,162	436,389
General and administrative (Note5 (a) & 8)	1,108,534	2,249,000	9,455,010
Impairment of patents	0	0	67,620
Professional and consulting fees	471,611	450,092	6,071,220
Research and development (Note 5(a))	746,246	534,363	5,525,442
Total Operating Expenses	2,435,078	3,336,617	21,555,681
Loss From Operations	(2,428,180)	(3,336,617)	(20,084,327)
Other Income (Expense)
Accretion of discounts on debt	(77,334)	(613,841)	(3,989,288)
Amortization of debt issue costs	(24,267)	(95,076)	(786,307)
Gain (loss) on derivative liability	25,374	816,194	126,650
Loss on extinguishments of convertible debt	0	0	(452,243)
Gain (loss) sale of equity investment securities	0	0	147,991
Gain on settlement of accounts payable	0	44,655	102,937
Loss on sale of assets	(5,679)	0	(5,679)
Interest expense	(61,313)	(65,044)	(1,811,494)
Interest income	0	0	359,412
Total Other Income (Expense)	(143,219)	86,888	(6,308,021)
Net Loss and Comprehensive Loss	$ (2,571,399)	$ (3,249,729)	$ (26,392,348)
Net Loss Per Share - Basic and Diluted	$ (0.01)	$ (0.02)
Weighted Average Shares Outstanding	173,655,195	159,605,039

STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock	Additional Paid-in Capital	Common Stock Subscribed	Stock Subscriptions Receivable	Deferred Compensation	Other Comprehensive Income (Loss)	Accumulated Deficit	Deficit Accumulated During the Development Stage	Total
Beginning Balance, Amount at Dec. 31, 2009	$ 73,061	$ 17,845,563	$ 0	$ 0	$ 0	$ 0	$ (114,175)	$ (20,571,220)	$ (2,766,771)
Beginning Balance, Shares at Dec. 31, 2009	73,062,205
Issuance of common stock for services: Feb 2010 - $0.07 per share, Amount	200	13,800							14,000
Issuance of common stock for services: Feb 2010 - $0.07 per share, Shares	200,000
Issuance of common stock for services: Nov 2010 - $0.05 per share, Amount	800	43,200							44,000
Issuance of common stock for services: Nov 2010 - $0.05 per share, Shares	800,000
Issuance of common stock for debt settlement: Feb 2010 - $0.07 per share, Amount	1,157	79,843							81,000
Issuance of common stock for debt settlement: Feb 2010 - $0.07 per share, Shares	1,157,143
Issuance of common stock for debt settlement: Jun 2010 - $0.06 per share, Amount	420	24,780							25,200
Issuance of common stock for debt settlement: Jun 2010 - $0.06 per share, Shares	420,000
Issuance of common stock for debt settlement: Sep 2010 - $0.06 per share, Amount	350	20,650							21,000
Issuance of common stock for debt settlement: Sep 2010 - $0.06 per share, Shares	350,000
Issuance of common stock for cash: Jan 2010 - $0.0714per share, Amount	90,460	6,370,940							6,461,400
Issuance of common stock for cash: Jan 2010 - $0.0714per share, Shares	90,459,600
Finder fees & Shares issue costs on financing		(1,546,238)							(1,546,238)
Issuance of common stock pursuant to the exercise of stock options: Feb 2010 - $0.001 per share, Amount	920								920
Issuance of common stock pursuant to the exercise of stock options: Feb 2010 - $0.001 per share, Shares	920,000
Issuance of common stock pursuant to the exercise of stock options: Apr 2010 - $0.001 per share, Amount	284								284
Issuance of common stock pursuant to the exercise of stock options: Apr 2010 - $0.001 per share, Shares	284,000
Issuance of common stock pursuant to the exercise of stock options: Sep 2010 - $0.001 per share, Amount	189								189
Issuance of common stock pursuant to the exercise of stock options: Sep 2010 - $0.001 per share, Shares	188,300
Fair value of options granted		1,598,845							1,598,845
Issuance of common stock pursuant to the exercise of warrants for cash: Warrants exercised with cashless feature, Amount	348	(348)							0
Issuance of common stock pursuant to the exercise of warrants for cash: Warrants exercised with cashless feature, Shares	347,727
Fair value of warrants modified		23,376							23,376
Net loss for the year ended								(3,249,729)	(3,249,729)
Ending Balance, Amount at Dec. 31, 2010	168,189	24,474,411	0	0	0	0	(114,175)	(23,820,949)	707,476
Ending Balance, Shares at Dec. 31, 2010	168,188,975
Issuance of common stock for services: Feb 2011 - $0.07 per share, Amount	1,000	69,000							70,000
Issuance of common stock for services: Feb 2011 - $0.07 per share, Shares	1,000,000
Issuance of common stock for services: Apr 2011 - $0.05 per share, Amount	150	7,350							7,500
Issuance of common stock for services: Apr 2011 - $0.05 per share, Shares	150,000
Issuance of common stock for services: Jun 2011 - $0.035 per share, Amount	300	10,200							10,500
Issuance of common stock for services: Jun 2011 - $0.035 per share, Shares	300,000
Issuance of common stock for services: Jun 2011 - $0.04 per share, Amount	2,500	97,500							100,000
Issuance of common stock for services: Jun 2011 - $0.04 per share, Shares	2,500,000
Issuance of common stock for services: Jul 2011 - $0.036 per share, Amount	750	26,250							27,000
Issuance of common stock for services: Jul 2011 - $0.036 per share, Shares	750,000
Issuance of common stock for services: Sept 2011 - $ 0.027 per share, Amount	833	21,667							22,500
Issuance of common stock for services: Sept 2011 - $ 0.027 per share, Shares	833,333
Issuance of common stock for services: Oct 2011- $0.032 per share, Amount	833	25,833							26,666
Issuance of common stock for services: Oct 2011- $0.032 per share, Shares	833,333
Issuance of common stock for services: Oct 2011 - $0.05 per share, Amount	1,200	58,800							60,000
Issuance of common stock for services: Oct 2011 - $0.05 per share, Shares	1,200,000
Issuance of common stock for services: Nov 2011 - $0.02 per share, Amount	982	18,649							19,631
Issuance of common stock for services: Nov 2011 - $0.02 per share, Shares	981,466
Issuance of common stock for services: Nov 2011 - $ 0.020 per share, Amount	833	15,833							16,666
Issuance of common stock for services: Nov 2011 - $ 0.020 per share, Shares	833,334
Issuance of common stock pursuant to the exercise of stock options: Apr 2011 - $0.001 per share, Amount	2,288								2,288
Issuance of common stock pursuant to the exercise of stock options: Apr 2011 - $0.001 per share, Shares	2,288,157
Issuance of common stock pursuant to the exercise of warrants for cash: Fair value of options granted		367,410							367,410
Repurchase of shares to settle loan receivable, Amount	(833)	(19,167)							(20,000)
Repurchase of shares to settle loan receivable, Shares	(833,334)
Net loss for the year ended								(2,571,399)	(2,571,399)
Ending Balance, Amount at Dec. 31, 2011	$ 179,025	$ 25,173,736	$ 0	$ 0	$ 0	$ 0	$ (114,175)	$ (26,392,348)	$ (1,153,763)
Ending Balance, Shares at Dec. 31, 2011	179,025,264

Consolidated Statements of Cash Flows (USD $)	12 Months Ended		132 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Operating Activities:
Net loss	$ (2,571,399)	$ (3,249,729)	$ (26,392,348)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of discounts on debt	82,708	613,841	4,010,683
Allowance for uncollectible notes receivable	0	0	98,129
Amortization of patents & equipment	109,739	103,162	437,441
Amortization of debt issue costs	24,267	95,076	810,574
Gain on extinguishments of debt	0	0	374,909
Gain on sale of assets	5,674	0	5,674
Gain on write off accounts payable	0	(44,655)	(102,937)
Loss (gain) on sale of investment securities	0	0	(253,065)
Loss from impairment of patents	0	0	67,620
Gain (loss) on derivative liability	(25,373)	(816,194)	(126,649)
Stock-based compensation	516,577	1,680,221	8,259,336
Changes in operating assets and liabilities:
Notes and interest receivable	0	0	(6,296)
Prepaid expenses and other	(14,748)	3,757	16,324
Accounts payable & accrued liabilities	105,336	(454,567)	1,820,752
(Decrease) in related party	212,648	(159,389)	161,237
Deferred revenue	0	0	(162,000)
Subscriptions receivable	0	0	(100,683)
Unrealized foreign exchange gain	0	0	0
Net Cash Used in Operating Activities	(1,554,571)	(2,228,477)	(11,081,299)
Investing Activities:
Net proceeds from notes receivable	0	0	1,171
Patent costs	(48,728)	(130,198)	(738,081)
Proceeds from sale of investment securities	0	0	451,123
Proceeds from sale / purchase of equipment, net	(16,195)	0	(16,195)
Net Cash Used in Investing Activities	(64,923)	(130,198)	(301,982)
Financing Activities:
Due to related parties	0	0	552,281
Proceeds from loans payable	0	32,549	607,549
Repurchase of shares	(20,000)	0	(20,000)
Repayment on loans payable	0	(450,000)	(450,000)
Proceeds from convertible debt	78,500	0	3,718,243
Repayment on convertible debt	(18,840)	(1,186,700)	(2,419,791)
Deferred financing costs	0	(94,851)	(769,487)
Debt issue costs	(3,500)	0	(92,944)
Proceeds from shares issued of common stock	0	6,461,400	9,962,872
Proceeds from the exercise of stock options and warrants	2,288	1,392	1,150,204
Share Issuance costs	0	(761,526)	(909,049)
Net Cash Provided by Financing Activities	38,448	4,002,264	11,329,878
Net Increase (Decrease) in Cash	(1,581,046)	1,643,589	(53,403)
Cash- Beginning of period	1,770,194	126,605	242,551
Cash - End of period	189,148	1,770,194	189,148
Non-cash Investing and Financing Activities:
Share issued to settle debt	174,796	127,200	1,284,677
Units issued as share issuance costs	0	939,771	939,771
Treasury shares acquired for note receivable	20,000	0	20,000
Note payable converted into common shares	0	0	1,594,021
Supplemental Disclosures:
Interest paid	55,311	63,700	760,598
Income taxes	$ 0	$ 0	$ 0

NATURE OF BUSINESS AND CONTINUANCE OF OPERATIONS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 1 - NATURE OF BUSINESS AND CONTINUANCE OF OPERATIONS

BioCurex, Inc. (the “Company”) was incorporated on December 8, 1997, under the laws of the State of Texas. During the first quarter of 2001, the Company ceased its business activities relating to the acquisition and sale of thoroughbred racehorses when a change of majority control occurred. On February 21, 2001, the Company acquired intellectual properties and patents relating to cancer diagnostics and therapeutics. The Company is now in the business of developing, producing, marketing and licensing products based on patented and proprietary technology in the area of cancer diagnostics. The Company is considered a development stage enterprise as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915, Development Stage Entities. On October 31, 2008, the Company incorporated BioCurex China Co., Ltd. (“Biocurex China”), a wholly-owned subsidiary in China.  On December 8, 2009, the Company incorporated OncoPet Diagnostics Inc., a wholly-owned subsidiary under the laws of the State of Colorado.

The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company does not have sufficient cash nor does it have an established source of revenue to cover its ongoing costs of operations for the next twelve months. Management plans to obtain additional funds through the sale of its securities. However there is no assurance of additional funding being available. As at December 31, 2011, the Company has a working capital deficit of $(1,447,425) and accumulated losses of $26,392,348 since the inception of the development stage. These factors raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments that might result from the outcome of this uncertainty.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

These consolidated financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States, and are expressed in U.S. dollars. These consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, BioCurex China and OncoPet Diagnostics Inc. The Company’s fiscal year-end is December 31.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the periods. The Company regularly evaluates estimates and assumptions related to valuation of patent costs, stock-based compensation, financial instrument valuations, and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Cash and Cash Equivalents

The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents.

Registration Payment Arrangements

The Company accounts for registration rights arrangements and related liquidated damages provisions under FASB ASC 815-40, Derivatives and Hedging – Contracts in Entity’s own Entity, which addresses an issuer's accounting for registration payment arrangements. ASC 815-40 defines a registration payment arrangement as an arrangement where the issuer i) will endeavor to file a registration statement for the resale of financial instruments, have the registration statement declared effective, or maintain its effectiveness and ii) transfer consideration to the counterparty if the registration statement is not declared effective or its effectiveness is not maintained.

ASC 815-40 requires the contingent obligation to make future payments or otherwise transfer consideration under a registration payment arrangement, whether issued as a separate agreement or included as a provision of a financial instrument or other agreement, to be separately recognized and measured in accordance with ASC 450, Contingencies.

Research and Development Costs

Research and development costs are charged to operations as incurred.

Foreign Currency Translation

The Company’s functional and reporting currency is the United States dollar. Monetary assets and liabilities denominated in foreign currencies are translated to United States dollars in accordance with ASC 830, Foreign Currency Translation Matters using the exchange rate prevailing at the balance sheet date. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income. Foreign currency transactions are primarily undertaken in Canadian dollars and Chinese Renminbi.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 605 Revenue Recognition, Revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed, and collectability is reasonably assured. The Company’s revenue since the inception of the development stage consist of clinic test sales, diagnostic kit sales and license fees related to the licensing and use of its RECAF™ technology.

Long-lived Assets

In accordance with ASC 360, Property Plant and Equipment, the Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life.

Recoverability is assessed based on the carrying amount of the asset and its fair value which is generally determined based on the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances. An impairment loss is recognized when the carrying amount is not recoverable and exceeds fair value.

Fair Value of Financial Instruments

The Company’s financial instruments consist principally of cash, accounts payable, derivative liability, loans payable, convertible notes payable, convertible debt and amounts due to related parties.  These financial instruments are valued in accordance with ASC 820, Fair Value Measurements and Disclosures and ASC 825, Financial Instruments. See Note 11.

Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, Income Taxes. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

Stock-based Compensation

The Company records stock-based compensation in accordance with ASC 718, Compensation – Stock Compensation, and ASC 505-50, Equity-Based Payments to Non-Employees using the fair value method. All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

Comprehensive Income

ASC 220, Comprehensive Income establishes standards for the reporting and display of comprehensive income and its components in the financial statements. During the year ended December 31, 2011 and 2010, the Company had no items that represent other comprehensive loss, and therefore has not included a schedule of comprehensive loss in the financial statements.

Basic and Diluted Net Loss per Share

The Company computes net loss per share in accordance with ASC 260 Earnings Per Share which requires presentation of basic earnings per share and diluted earnings per share. The computation of basic earnings per share is computed by dividing income available to common stockholders by the weighted-average number of outstanding common shares during the period. Diluted earnings per share gives effect to all potentially dilutive common shares outstanding during the period. The computation of diluted EPS does not assume conversion, exercise or contingent exercise of securities that would have an anti-dilutive effect on earnings. As of December 31, 2011, the Company had approximately 151,382,620 of potentially dilutive securities, including options, warrants and equity instruments related to convertible notes payable and convertible debt, all of which were anti-dilutive since the Company incurred losses during the years ended December 31, 2011 and 2010.

Patents

Patents are stated at cost and have a definite life. Once the Company receives patent approval, amortization is calculated using the straight-line method over the estimated remaining life of the patents.

Property and Equipment

Property and equipment are recorded at cost less amortization, whereby in the year of acquisition only half a year of amortization is applied. Property and equipment consist of lab equipment acquired during the year of $10,519 less amortization of $1,052 (5 years straight-line), for an ending net book value of $9,467.

Reclassifications

Certain reclassifications have been made to the prior period’s financial statements to conform to the current period’s presentation.

Recent Accounting Pronouncements

In January 2010, the FASB issued Accounting Standards Update (ASU) No. 2010-06, Improving Disclosures about Fair Value Measurements, which amends the ASC Topic 820, Fair Value Measures and Disclosures.  ASU No. 2010-06 amends the ASC to require disclosure of transfers into and out of Level 1 and Level 2 fair value measurements, and also requires more detailed disclosure about the activity within Level 3 fair value measurements.  The new disclosures and clarifications of existing disclosures were effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures concerning purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures were effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  This guidance requires expanded disclosures only, and did not have a material impact on the Company’s financial statements.

The Company has implemented all new accounting pronouncements that are in effect.  These pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

PATENTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 3 - PATENTS

Patents relate to developing the method for diagnostic and treatment of cancer using a new cancer marker called “RECAF.” The Company has filed patent applications in 23 countries with ongoing applications currently being prepared. As of December 31, 2011, the Company had received patent approval from five countries and the European patent office.  Additions made after December 31, 2011 will have an estimated remaining life of approximately four years.  The Company intends to apply for extensions in the future.

A schedule of the patents is as follows:

	December 31, 2011 $	December 31, 2010 $

Patents	866,178	817,451
Less:
Accumulated amortization	(427,638)	(318,951)

Net Carrying Value	438,540	498,500

Amortization expense totaled $108,687 and $103,162 for the years ended December 31, 2011 and 2010, respectively.

The estimated future amortization expense is as follows:

$

2012	108,687
2013	108,687
2014	108,687
Thereafter	112,479
438,540

LOANS PAYABLE	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 4 - LOANS PAYABLE
a)	On September 21, 2009, the Company completed a private placement in which it sold three promissory notes in the aggregate principal amount of $125,000 and 1,785,715 shares of its common stock for an aggregate purchase price of $125,000.

The promissory notes bear interest at a rate of 10% per annum. Both interest and principal are payable on January 31, 2013.

The aggregate purchase price for the units was allocated equally between the notes and shares contained in each Unit based on their relative fair value. The relative fair value assigned to the shares totaled $62,500. These amounts were recorded as a notes discount and will be amortized as interest expense over the term of the promissory notes.

During the year ended of December 31, 2011, the Company paid interest in the amount of $12,500 (2010 - $ 12,466) and recorded $14,470 (2010 – $15,538) as the accretion expense related to these promissory notes. As at December 31, 2011, the carrying value of these notes was $103,929 (December 2010 - $81,301).

During year ended December 31, 2011, the Company expensed $3,044 (2010 - $73,853) of the debt issue costs related to promissory notes, and at December 31, 2011, the balance of debt issue costs was $3,303 (December 2010 - $6,347).

b)	During the year ended December 31, 2011, the Company received a net advance of 213,244 RMB (US $33,884) (December 31, 2010 – 207,325 RMB (US $32,530)) from BioCurex China’s Agent. The advance is non-interest bearing, unsecured and due on demand.

RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 5 - RELATED PARTY TRANSACTIONS AND BALANCES

	December 31, 2011 $	December 31, 2010 $

Due to Pacific BioSciences Research Centre Inc. and Company’s President (a)	595,548	417,734
Due to Company’s Chairman (b)	29,386	12,054
Due to a former officer (c)	4,930	4,930
Due to Company’s Director (d)	17,500	-

	647,364	434,718

a)	The Company’s research and development is performed by Pacific BioSciences Research Centre (“Pacific”). Pacific is 100% owned by the CEO of the Company. During the year ended December 31, 2011 and 2010, Pacific performed research and development for the Company valued at $667,959 and $479,778, respectively.

Pacific also provided administrative services during the year ended December 31, 2011 and 2010, valued at $239,682 and $198,230, respectively. During the year ended December 31, 2011, and 2010, Pacific charged interest of $8,495 and $8,904, respectively, calculated at the bank prime rate on the monthly balance owed. In 2011, the Company issue 814,800 shares of common stock to the employees of Pacific to settle $16,296 of the related party balance owing to Pacific. As at December 31, 2011 and 2010, the amount due to Pacific was $533,048 and $405,688, respectively, and is unsecured and due on demand.

On September 15, 2009, the Company entered into an agreement with the Company’s CEO to provide management services for a fee of $250,000 per annum. During year ended December 31,

2011, the Company incurred $250,000 (2010 - $250,000) for the management services of which $62,500 remains unpaid as of December 31, 2011(2009 - $12,054).

b)	On September 15, 2009, the Company entered into an agreement with the Company’s Chairman to provide management services for a fee of $100,000 per annum based on 40 hours per month. During the year ended December 31, 2011, the Company incurred $110,999 (2010 - $140,333) for management services. As at December 31, 2011, the Company is indebted to the Company’s Chairman for $29,386 of management fees and miscellaneous expense (2010 - $12,054).

c)	The balance represents $4,930 owing to a former officer which is unsecured, non-interest bearing and due on demand (2010 - $4,930).

d)	During 2011, Company incurred $17,500 in consulting fees to a director of the Company, of which $17,500 was outstanding at year end (2010 - $nil).

CONVERTIBLE NOTES AND DEBT	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 6 - CONVERTIBLE NOTES AND DEBT
a)	As of September 30, 2011, one $33,885 (2010 - $33,885) convertible note is outstanding which is payable to a related party. The note bears interest at 5% annum, is unsecured and due on demand.

Under the convertibility terms of the notes payable, the principal, can be converted immediately, at the option of the holder, either in whole, or in part, into fully paid common shares of the Company. The conversion price per share is equal to the lesser of the stated price at $0.17 or 75% of the average closing bid prices for the five trading days ending on the trading day immediately before the date of the conversion.

b)	As at December 31, 2011, the Company has convertible secured notes (the “Notes”) in the principal amount of $544,460. The Notes bear interest at an annual rate of prime (as adjusted monthly on the first business day of each month) plus 2.75% per year, payable in arrears on the first day of each month. The Notes are due and payable on December 31, 2012 and are secured by substantially all of the Company’s assets. At the holders’ option, the Notes are convertible into shares of the Company's common stock at a conversion price of $0.13 per share. The embedded conversion option contains a reset provision that can cause an adjustment to the conversion price if the Company issues an equity instrument that does not qualify as an Exempt Issuance at a price lower than the initial conversion price. An Exempt Issuance is defined as:

i.	shares or options issued to employees of Biocurex for services rendered pursuant to any stock or option plan adopted by the Directors of Biocurex, not to exceed 500,000 shares or options in any year;

ii.	options issued to officers or directors of Biocurex, provided that the number of options issued during any twelve-month period may not exceed 500,000;

iii.	shares or options issued at fair market value for services rendered to independent consultants, limited to 500,000 shares or options in any year;

iv.	restricted equity securities sold for cash, provided that no more than 500,000 restricted equity securities can be sold in any year, the restricted equity securities cannot be registered for public sale, and the restricted equity securities, and the exercise price of any warrants, cannot be less than 75% of the market price of BioCurex's common stock;

v.	shares issued to any note holder in payment of principal or interest;

vi.	shares sold to any note holder;

vii.	securities issued upon the conversion of the Notes or the exercise of the Warrants;

viii.	securities issued upon the conversion of notes or the exercise of options or warrants issued and outstanding on June 25, 2007, provided that the securities have not been amended to increase the number of such securities or to decrease the exercise, exchange or conversion price of the securities.

Due to this provision, the embedded conversion option qualifies for derivative accounting under ASC 815-15 (See Note 12).

The following table summarizes the changes in the Notes during the year ended December 31, 2011:

	Principal $	Discount $	Carrying Value $
Balance, December 31, 2009	1,750,000	(551,001)	1,198,999
Principal repayments	(1,186,700)	-	(1,186,700)
Accretion of discount on convertible debt	-	425,436	425,436

Balance, December 31, 2010	563,300	(125,565)	437,735
Principal repayments	(18,840)	–	(18,840)
Accretion of discount on convertible debt	–	58,745	58,745

Balance, December 31, 2011	544,460	(66,820)	477,640

During the year ended December 31, 2011, the Company expensed $21,223 (2010 - $21,223) of the debt issue costs related to these convertible notes. The balance of debt issue costs at December 31, 2011 is $21,281 (December 31, 2010 - $42,504).

c)	On December 15, 2011 the Company sold a convertible note in a principal amount of $78,500 to a private investor. The note bears interest at 8% per year and is payable on or before March 19, 2013. At any time after June 15, 2012 the note can be converted into shares of our common stock. The number of shares to be issued upon any conversion will be determined by dividing the principal amount to be converted by the conversion price. The conversion price is 58% of the average of the lowest five Trading Prices for our common stock during the ten trading day period ending on the trading day prior to the date the note is converted. “Trading Price” means the closing bid price of the Company’s common stock on the Over-the-Counter Bulletin Board. The conversion feature hasn’t been separated from the loan because it does not provide for net settlement until convertible.

On the issuance of the convertible note, the Company incurred $3,500 in debt issuance costs. These costs were capitalized and will be amortized over the life of the note.

COMMON STOCK	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 7 - COMMON STOCK

For the year ended December 31, 2011:

a)	In February 2011, the Company issued 500,000 shares of common stock to a vendor of $35,000.

b)	In February 2011, the Company entered into a consulting agreement for investor relation consulting services ending May 31, 2011. The Company issued 500,000 restricted common shares with an estimated fair value of $35,000.

c)	In April 2011, the Company issued 2,288,157 shares of common stock pursuant to stock options exercised at $0.001 per share.

d)	In April 2011, the Company issued 150,000 shares of common stock to a scientist with an estimated fair value of $7,500 for consulting services.

e)	In June 2011, the Company issued 300,000 shares of common stock to a scientist with an estimated fair value of $10,500 for consulting services.

f)	In June 2011, the Company issued 2,500,000 shares of common stock to a vendor to settle a $87,500 retainer owing for consulting services.

g)	In July, 2011, the Company issued 750,000 shares of common stock to a vendor with an estimated fair value of $27,000 for consulting services.

h)	In September, 2011, the Company issued 833,333 shares of common stock to a vendor with an estimated fair value of $22,500 for consulting services.

i)	In October, 2011, the Company issued 833,333 shares of common stock to a vendor with an estimated fair value of $26,667 for consulting services.

j)	In October, 2011, the Company issued 1,200,000 shares of common stock to a vendor to settle a $36,000 retainer owing for consulting services.

k)	In November, 2011, the Company issued 833,334 shares of common stock to a vendor with an estimated fair value of $16,667 for consulting services.

l)	In November, 2011, the Company issued 814,800 shares of common stock to three employees of a related party, in order to settle $16,296 of a related party loan.

m)	In November, 2011, the Company repurchased 833,334 shares of their common stock from a scientist in order to settle a $20,000 note receivable per a loan agreement entered into with the scientist in September 2011.

n)	In November, 2011, the Company issued 166,666 shares of common stock to a scientist with an estimated fair value of $3,334 for consulting services.

In January 2010, the Company entered into an Underwriting Agreement with Paulson Investment Company ("Paulson"), as representative of the two underwriters named therein. Pursuant to the terms of such Underwriting Agreement, Paulson agreed to underwrite the offer and sale by the Company of 1,200,000 units, each unit consisting of 70 shares of the Company's common stock and 70 redeemable common stock purchase warrants.  Each warrant allows the holder to purchase one common share of the Company for $0.107 per share for a term expiring on January 19, 2015. In addition, the Company issued the underwriters a 45-day option to purchase an additional 92,280 units to cover over-allotments. The underwriters agreed to offer the units to the public at $5.00 per unit. As compensation for the services to be provided to the underwriters in connection with the offering of the units, the Company agreed to a 9% underwriting commission for $581,526 in cash. In addition, the Company agreed to pay $180,000 to Paulson for a non-accountable expense allowance, and issue "Representative's Warrant", with an estimated fair value of $939,771 which allows the underwriters to purchase up to 120,000 units at $6.00 per unit for a term of five years expiring January 19, 2015 (see note 10). The offer and sale of all of the units, including the units covered by the over-allotment option and the Representative's Warrant, all of the shares and warrants included in the units as well as the Representative's Warrant are covered by a registration statement on Form S-1 filed by the Company under the Securities Act of 1933, as amended, which was declared effective by the Securities and Exchange Commission on January 19, 2010.  Pursuant to the Form S-1, the Company issued a total of 90,459,600 shares and 90,459,600 warrants on January 28, 2010.

a)	In February 2010, the Company issued 800,000 shares of common stock to a vendor to settle account payable of $56,000.

b)	In February 2010, the Company issued 200,000 shares of common stock to a vendor for $14,000 of services.

c)	In February 2010, a total of 920,000 stock options were exercised at $0.001 per share.

d)	In February 2010, the Company issued 347,727 shares of common stock pursuant to the cashless exercise of 1,275,000 warrants by a note holder. This exercise was based on the cashless exercise provision of the stock purchase warrant.

e)	In February 2010, the Company issued 357,143 shares of common stock to a vendor to settle account payable of $25,000.

f)	In April 2010, a total of 284,000 stock options were exercised at $0.001 per share.

g)	In June 2010, the Company issued 420,000 shares of common stock to a vendor to settle $25,200 of accounts payable.

h)	In September 2010, a total of 188,300 stock options were exercised at $0.001 per share.

i)	In September 2010, the Company issued 350,000 shares of common stock to a vendor to settle $21,000 of accounts payable.

j)	In November 2010, the Company issued 800,000 shares of common stock to an investor relations company for their consulting services at a fair value of $44,000.

STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 8 - STOCK-BASED COMPENSATION

Stock Bonus Plan

Under the Company’s Stock Bonus Plan, employees, directors, officers, consultants and advisors are eligible to receive a grant of the Company’s shares, provided that bona fide services are rendered by consultants or advisors and such services must not be in connection with the offer or sale of securities in a capital-raising transaction. On November 30, 2010, the Company increased the number of shares issuable pursuant to this plan from 10,500,000 shares to 20,000,000 shares with 4,347,666 common shares available for future issuance as of December 31, 2011.

Non-Qualified Stock Option Plan

The Company’s Non-Qualified Stock Option Plan authorizes the issuance of common shares to persons that exercise stock options granted. The Company’s employees, directors, officers, consultants and advisors are eligible to be granted stock options pursuant to this plan, provided that bona fide services are rendered by such consultants or advisors and such services must not be in connection with the offer or sale of securities in a capital-raising transaction. The stock option exercise price is determined by a committee and cannot be less than $0.001.

On November 30, 2010, the Company increased the number of shares issuable pursuant to this plan from 17,500,000 shares to 22,500,000 shares with 8,870,666 common shares available for future issuance as of December 31, 2011.

Management Stock Options

In 2010, the Company granted 28,500,000 stock options to five directors and one officer at an exercise price of $0.0714 per share. The stock options expire on December 31, 2020.  Holders of the management stock options may exercise the options by paying the exercise price to the Company or on a cashless basis upon the approval of the Company’s board of directors. Should the options be exercised on a cashless basis, the Company will issue common shares of the Company with a market value equal to the intrinsic value of the options at the close of trading on the date of exercise. The management stock options were not issued under the Company’s Non-Qualified Stock Option Plan and as at July 1, 2010, the Company filed a registration statement under the Securities Act of 1933 to register the underlying shares. Accordingly, any shares issuable upon the exercise of these options will be free trading securities.

A summary of the changes in the Company’s stock options is presented below:

	Number of Shares	Weighted Average Exercise Price $	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value $

Outstanding, December 31, 2009	5,987,057	0.001	1.65	652,589

Granted	28,500,000	0.0714
Exercised	(1,392,300)	0.001

Outstanding, December 31, 2010	33,094,757	0.062	7.98	294,064

Exercised	(2,288,157)	0.001

Outstanding, December 31, 2011	30,806,600	0.066	7.56	20,759
Exercisable, December 31, 2011	21,306,600	0.064	7.33	20,759

As at December 31, 2011, there was $16,856 of unrecognized compensation costs related to non-vested share-based compensation arrangements granted which are expected to be recognized within a year. The compensation cost of shares vested was $367,410 and $1,610,095 for the years ended December 31, 2011 and 2010, respectively. Compensation cost has been included in general and administration expense in the statement of operations.

A summary of the status of the Company’s non-vested options as of December 31, 2011, and changes during the year end of December 31, 2011, is presented below:

	Number of	Weighted Average
Non-vested	Options	Exercise Price

Non-vested at December 31, 2009	1,453,900	0.0010
Granted	28,500,000	0.0714
Vested	(10,953,900)	0.0621

Non-vested at December 31, 2010	19,000,000	0.0714
Vested during period	(9,500,000)	0.0714

Non-vested at December 31, 2011	9,500,000	0.0714

SHARE PURCHASE WARRANTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 9 - SHARE PURCHASE WARRANTS

A summary of the changes in the Company’s share purchase warrants is presented below:

	Number of shares	Weighted Average Exercise Price
Balance, December 31, 2009	16,952,811	0.14

Issued	90,459,600	0.107
Exercised	(1,275,000)	0.08	(1)
Expired	(1,945,277)	0.19
Balance, December 31, 2010	104,192,134	0.134
Expired	(5,027,804)	0.12
Balance, December 31, 2011	99,164,330	0.134

(1)	In February 2010, the Company issued 347,727 shares of common stock pursuant to the cashless exercise of 1,275,000 warrants by a prior director of the Company. This exercise is in accordance with the cashless exercise provision of the stock purchase warrant. (see note 7(e) and note 8)

As at December 31, 2011, the following share purchase warrants were outstanding:

Warrants	Exercise Price	Expiration Date

1,000,000	$0.25	30-Apr-2012
2,000,000	$0.11	1-Apr-2012
2,204,730	$0.08	26-Aug-2014
3,500,000	$0.14	27-Jun-2012
90,459,600	$0.11	19-Jan-2015(1)
99,164,330

(1)	The public warrants are exercisable at any time before January 19, 2015. The Company may redeem some or all of the public warrants at a price of $0.003 per warrant by giving the holders not less than 30 days’ notice at any time the common stock closes, as quoted on the Bulletin Board, at or above $0.143 per share for five consecutive trading days.

UNIT PURCHASE WARRANTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 10 - UNIT PURCHASE WARRANTS

On January 28, 2010, the Company issued a warrant in conjunction with the Underwriting Agreement described in Note 7(a).  The warrant had an estimated fair value of $939,771 and it allows the underwriters to purchase up to 120,000 units at $6.00 per unit for a term of five years from January 19, 2015.  Each unit consists of 70 shares of common stock and 70 warrants to purchase shares of the Company’s common stock at an exercise price of $0.107 per share. As at December 31, 2011, the 120,000 unit purchase warrants were outstanding.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 11 - FAIR VALUE MEASUREMENTS

ASC 825 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Fair Value Hierarchy

ASC 825 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 825 establishes three levels of inputs that may be used to measure fair value.

Level 1

Level 1 applies to assets and liabilities for which there are quoted prices in active markets for identical assets or liabilities. Valuations are based on quoted prices that are readily and regularly available in an active market and do not entail a significant degree of judgment.

Level 2

Level 2 applies to assets and liabilities for which there are other than Level 1 observable inputs such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets), or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 2 instruments require more management judgment and subjectivity as compared to Level 1 instruments. For instance:

Determining which instruments are most similar to the instrument being priced requires management to identify a sample of similar securities based on the coupon rates, maturity, issuer, credit rating and instrument type, and subjectively select an individual security or multiple securities that are deemed most similar to the security being priced. Determining whether a market is considered active requires management judgment.

Level 3

Level 3 applies to assets and liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities. The determination of fair value for Level 3 instruments requires the most management judgment and subjectivity.

Assets and liabilities measured at fair value on a recurring basis were presented on the Company’s consolidated balance sheet as of December 31, 2011 as follows:

	Fair Value Measurements Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	For Identical	Observable	Unobservable
	Instruments	Inputs	Inputs	Balance as of
	(Level 1)	(Level 2)	(Level 3)	December 31, 2011
Assets:
Cash equivalents	$189,148	$–	$–	$189,148

Total assets measured at fair value	$189,148	$–	$–	$189,148

Liabilities:
Derivative liability	$–	$–	$15,862	$15,862
Total liabilities measured at fair value	$–	$–	$15,862	$15,862

DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 12 - DERIVATIVE LIABILITIES

The embedded conversion option in the Company’s note described in Note 6(b) contains a reset provision that can cause an adjustment to the conversion price if the Company issues certain equity instruments at a price lower than the initial conversion price.  The fair value of these liabilities will be re-measured at the end of every reporting period and the change in fair value will be reported in our consolidated statement of operations as a gain or loss on derivative financial instruments.

The following table summarizes the change in derivative liabilities for the year ended December 31, 2011 and 2010:

$
Derivative Liabilities at December 31, 2009	1,019,503
Settlement of derivative liabilities	(58,150)
Change in fair value of derivative liabilities	(816,194)
Derivative Liabilities at December 31, 2010	145,159
Settlement of derivative liabilities	(103,923)
Change in fair value of derivative liabilities	(25,374)
Derivative liabilities at December 31, 2011	15,862

The Company used the Black-Scholes option pricing model to value the embedded conversion feature using the following assumptions: number of options as set forth in the convertible note agreements; no expected dividend yield; expected volatility ranging from 99% - 175%; risk-free interest rates ranging from 0.16% - 1.98% and expected terms based on the contractual term.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 13 - COMMITMENTS AND CONTINGENCIES
a)	On April 4, 2006, the Company entered into a consulting agreement with a term of nine months for consideration of 75,000 common shares. As of December 31, 2011, the Company had issued 37,500 common shares and 37,500 common shares are still owed to the consultant.

b)	On April 10, 2006, the Company entered into a consulting agreement with a term of one year for consideration of 75,000 common shares. As of December 31, 2011, the Company had issued 37,500 common shares and 37,500 common shares are still owed to the consultant.

c)	BioCurex China has entered into a lease agreement with a third party with a term from February 15, 2009 to February 1, 2012 in consideration of 78,200 RMB (approximately $11,885 USD) to be paid annually.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 14 - INCOME TAXES

The Company has adopted the provisions of ASC 740, “Accounting for Income Taxes”. Pursuant to ASC 740 the Company is required to compute tax asset benefits for net operating losses carried forward. The potential benefit of net operating losses have not been recognized in the consolidated financial statements because the Company cannot be assured that it is more likely than not that it will utilize the net operating losses carried forward in future years.

The Company has incurred operating losses of approximately $16,515,585 which, if unutilized, will expire through to 2031. Future tax benefits, which may arise as a result of these losses, have not been recognized in these consolidated financial statements, and have been offset by a valuation allowance. The following table lists the fiscal year in which the loss was incurred and the expiration date of the loss.

Year	Net	Expiration
Incurred	Loss	Date

2000	$24,052	2020
2001	793,976	2021
2002	231,928	2022
2003	1,120,379	2023
2004	1,400,412	2024
2005	1,645,391	2025
2006	1,888,080	2026
2007	2,327,750	2027
2008	1,050,348	2028
2009	2,221,456	2029
2010	1,731,526	2030
2011	2,080,287	2031
	$16,515,585

The Company is subject to United States federal and state income taxes at an approximate rate of 35%. The reconciliation of the provision for income taxes at the United States federal statutory rate compared to the Company’s income tax expense as reported is as follows:

	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $

Income tax recovery at statutory rate	899,990	1,137,405

Accretion of discount on debt	(27,067)	(214,844)
Derivative gain/loss	8,880	285,668
Stock based compensation	(128,593)	(567,778)
Financing costs	(8,493)	(33,277)
Other	-	15,630
Expiry of losses	-	(31,483)
Valuation allowance change	(744,717)	(591,321)

Provision for income taxes	–	–

The significant components of deferred income tax assets and liabilities as at December 31, 2011 and 2010 are as follows:

	December 31, 2011 $	December 31, 2010 $

Net operating loss carryforward	5,780,455	5,052,354
Intangible assets	68,629	52,012
Valuation allowance	(5,849,084)	(5,104,366)

Net deferred income tax asset	–	–

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 15 - SUBSEQUENT EVENTS
a)	In February 2012, the Company issued 675,000 shares of common stock pursuant to stock options exercised at $0.001 per share.

b)	In February 2012, the Company issued 1,500,000 shares of common stock to a vendor with an estimated fair value of $15,000 for consulting services.

c)	In February 2012, the Company issued 1,141,700 shares of common stock to three employees of a related party with an estimated fair value of $11,417 to settle a related party loan.

d)	In February 2012, the Company sold a convertible note in a principal amount of $42,500 to a private investor. The note bears interest at 8% per year and is payable on or before February 19, 2013. At any time after August 7, 2012 the note can be converted into shares of our common stock.

e)	In March 2012, the Company issued 1,500,000 shares of common stock to a vendor with an estimated fair value of $15,000 for consulting services.

f)	In March 2012, the Company issued 770,850 shares of common stock to three employees of a related party with an estimated fair value of $15,417 to settle a related party loan.